SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2023
SEGMENT REPORTING [Abstract]
Segment Reporting Information, by Reportable Segment
The following table provides reportable segment information (in thousands):

	Year Ended March 31,
	2023	2022	2021

Net Sales
Product	$1,750,802	$1,492,411	$1,305,789
Professional services	151,785	146,747	125,106
Managed services	112,658	93,878	77,059
Technology business	2,015,245	1,733,036	1,507,954
Financing	52,473	87,983	60,369
Total	2,067,718	1,821,019	1,568,323

Gross Profit
Product	380,741	316,622	269,162
Professional services	61,594	63,384	55,202
Managed services	32,155	28,147	21,871
Technology business	474,490	408,153	346,235
Financing	43,034	52,829	47,319
Total	517,524	460,982	393,554

Operating expenses
Technology business	334,380	299,153	270,570
Financing	16,982	14,513	16,649
Total	351,362	313,666	287,219

Operating income
Technology business	140,110	109,000	75,665
Financing	26,052	38,316	30,670
Total	166,162	147,316	106,335
Other income (expense), net	(3,188)	(432)	571
Earnings before tax	$162,974	$146,884	$106,906

Depreciation and amortization
Technology business	$13,598	$14,535	$13,839
Financing	111	111	112
Total	$13,709	$14,646	$13,951

Interest and financing costs
Technology business	$2,897	$928	$521
Financing	1,236	975	1,484
Total	$4,133	$1,903	$2,005

Selected Financial Data - Statement of Cash Flow

Purchases of property, equipment and operating lease equipment
Technology business	$7,693	$4,951	$4,752
Financing	1,687	18,231	6,761
Total	$9,380	$23,182	$11,513

Disaggregation of Net Sales and Revenue Recognized from Contracts with Customers
The following tables provide a disaggregation of net sales by source and further disaggregate our revenue recognized from contracts with customers by timing and our position as principal or agent (in thousands):

	Year ended March 31, 2023
	Product	Professional Services	Managed Services	Financing	Total

Net Sales
Contracts with customers	$1,728,125	$151,785	$112,658	$9,304	$2,001,872
Financing and other	22,677	-	-	43,169	65,846
Total	$1,750,802	$151,785	$112,658	$52,473	$2,067,718

Timing and position as principal or agent
Transferred at a point in time as principal	$1,566,760	$-	$-	$9,304	$1,576,064
Transferred at a point in time as agent	161,365	-	-	-	161,365
Transferred over time as principal	-	151,785	112,658	-	264,443
Total revenue from contracts with customers	$1,728,125	$151,785	$112,658	$9,304	$2,001,872

	Year ended March 31, 2022
	Product	Professional Services	Managed Services	Financing	Total

Net Sales
Contracts with customers	$1,477,468	$146,747	$93,878	$34,842	$1,752,935
Financing and other	14,943	-	-	53,141	68,084
Total	$1,492,411	$146,747	$93,878	$87,983	$1,821,019

Timing and position as principal or agent
Transferred at a point in time as principal	$1,342,769	$-	$-	$34,842	$1,377,611
Transferred at a point in time as agent	134,699	-	-	-	134,699
Transferred over time as principal	-	146,747	93,878	-	240,625
Total revenue from contracts with customers	$1,477,468	$146,747	$93,878	$34,842	$1,752,935

	Year ended March 31, 2021
	Product	Professional Services	Managed Services	Financing	Total

Net Sales
Contracts with customers	$1,281,939	$125,106	$77,059	$12,369	$1,496,473
Financing and other	23,850	-	-	48,000	71,850
Total	$1,305,789	$125,106	$77,059	$60,369	$1,568,323

Timing and position as principal or agent
Transferred at a point in time as principal	$1,174,582	$-	$-	$12,369	$1,186,951
Transferred at a point in time as agent	107,357	-	-	-	107,357
Transferred over time as principal	-	125,106	77,059	-	202,165
Total revenue from contracts with customers	$1,281,939	$125,106	$77,059	$12,369	$1,496,473

Technology Segment Disaggregation of Revenue
The following tables provide a disaggregation of our revenue from contracts with customers for our technology business by customer end market and by type (in thousands):

	Year Ended March 31,
	2023	2022	2021
Customer end market:
Telecom, media & entertainment	$532,921	$502,408	$371,913
Technology	393,594	250,485	251,683
SLED	290,624	241,769	245,919
Healthcare	274,936	270,481	200,067
Financial services	156,257	155,160	198,761
All others	366,913	312,733	239,611
Net sales	2,015,245	1,733,036	1,507,954
Less: revenue from financing and other	(22,677)	(14,943)	(23,850)
Total revenue from contracts with customers	$1,992,568	$1,718,093	$1,484,104

Type:
Product
Networking	$803,678	$611,488	$510,205
Cloud	587,097	581,113	516,930
Security	214,459	158,927	155,186
Collaboration	57,472	57,244	47,504
Other	88,096	83,639	75,964
Total product	1,750,802	1,492,411	1,305,789

Professional services	151,785	146,747	125,106
Managed services	112,658	93,878	77,059
Net sales	2,015,245	1,733,036	1,507,954
Less: revenue from financing and other	(22,677)	(14,943)	(23,850)
Total revenue from contracts with customers	$1,992,568	$1,718,093	$1,484,104

Geographical Information
The geographic information for the years ended March 31, 2023, 2022, and 2021 was as follows (in thousands):

	Year Ended March 31,
	2023	2022	2021

Net sales:
US	$1,953,465	$1,716,525	$1,476,466
Non US	114,253	104,494	91,857
Total	$2,067,718	$1,821,019	$1,568,323

Our long-lived tangible assets include property and equipment-net, operating leases-net, and equipment that has been returned to us at the termination of the lease.

	March 31,
	2023	2022
Long-lived tangible assets:
US	$16,313	$21,837
Non US	1,140	716
Total	$17,453	$22,553